NET OPERATING REVENUE (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue breakdown
Gross operating revenue		R$ 76,772,414	R$ 71,229,553	R$ 67,761,022
Deductions from gross operating revenue		20,927,366	19,129,402	19,719,860
Taxes		11,011,448	10,654,728	11,460,021
Discounts granted and return of goods		9,915,918	8,474,674	8,259,839
Net operating revenue		R$ 55,845,048	52,100,151	48,041,162
Percentage of gross operating revenue's costumer contribution		10.00%
Services
Revenue breakdown
Gross operating revenue	[1]	R$ 68,930,886	63,727,415	60,845,159
Taxes		9,585,332	9,078,822	10,080,992
Discounts granted and return of goods	[2]	7,594,079	6,373,301	6,199,625
Net operating revenue		51,751,475	48,275,292	44,564,542
Sale of goods
Revenue breakdown
Gross operating revenue	[3]	7,841,528	7,502,138	6,915,863
Taxes		1,426,116	1,575,906	1,379,029
Discounts granted and return of goods		2,321,839	2,101,373	2,060,214
Net operating revenue		R$ 4,093,573	R$ 3,824,859	R$ 3,476,620

[1]	These include telephone services, use of interconnection network, data and SVA services, cable TV and other services
[2]	The consolidated balances in the December 31, 2022 include R$615,750, to be refunded to customers as a result of Complementary Law No. 194 of July 23, 2022, which addresses taxes levied in sectors deemed to be essential and indispensable for goods and services, resulting in the reduction of ICMS rate on communications services. The balance was recorded as a contra entry to provisions and contingencies (Note 20.).
[3]	These include sale of goods (handsets, SIM cards and accessories) and equipment of “Vivo Tech”.